CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances for doubtful accounts and sales reserves | $	$ 10,889		$ 14,832
Ordinary shares, par value | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	261,223,970		261,223,970
Ordinary shares, shares outstanding	159,034,688		165,975,204
Treasury shares, shares	102,189,282		95,248,766